UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 31, 2001

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$487,902
List of Other Managers:

No.  13F File Number	Name

      None


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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
AVX Corp.             COM      002444107       $15,029      637095 SH          SOLE      None
461300        0    175795
Abbott Laboratories   COM      002824100        $2,781       49881 SH          SOLE      None
45511        0      4370
Ambac Financial Gro   COM      023139108       $14,222      245795 SH          SOLE      None
178572              67223
Andrx Group           COM      034553107       $12,522      177845 SH          SOLE      None
125055        0     52790
Autodesk, Inc.        COM      052769106       $16,084      431555 SH          SOLE      None
315100        0    116455
BEA Systems Incorpo   COM      073325102        $7,547      490040 SH          SOLE      None
350545        0    139495
CDW Computer Center   COM      125129106       $18,462      343735 SH          SOLE      None
244140        0     99595
CSG Systems Interna   COM      126349109        $8,224      203315 SH          SOLE      None
148385        0     54930
Cabot Corporation     COM      127055101       $11,609      325180 SH          SOLE      None
238970        0     86210
Calpine Corp.         COM      131347106        $8,982      534965 SH          SOLE      None
383485        0    151480
Comverse Technology   COM      205862402        $7,580      338830 SH          SOLE      None
243395        0     95435
Concord EFS Incorpo   COM      206187105       $12,820      391105 SH          SOLE      None
292645        0     98460
Express Scripts Inc   COM      302102100       $15,691      335555 SH          SOLE      None
249365        0     86190
Family Dollar Store   COM      307000109       $16,098      536945 SH          SOLE      None
377255        0    159690
Flextronics Interna   COM      Y2573F102       $13,408      558880 SH          SOLE      None
404250        0    154630
Hanover Compressor    COM      410768105       $11,078      438560 SH          SOLE      None
313850        0    124710
HCC Insurance Holdi   COM      404132102       $10,818      392660 SH          SOLE      None
284150        0    108510
Health Management A   COM      421933102       $11,091      602755 SH          SOLE      None
434625        0    168130
Health Net Inc        COM      42222G108        $9,724      446485 SH          SOLE      None
326695        0    119790
IndyMac Bancorp Inc   COM      456607100        $8,972      383745 SH          SOLE      None
281655        0    102090
Integrated Device T   COM      458118106       $10,146      381555 SH          SOLE      None
276925        0    104630
International Recti   COM      460254105       $11,083      317760 SH          SOLE      None
230030        0     87730
Lennar Corporation    COM      526057104       $16,176      345500 SH          SOLE      None
249135        0     96365
Lincare Holdings      COM      532791100       $83,200      290390 SH          SOLE      None
201885        0     88505
Manpower Inc.         COM      56418H100       $13,337      395645 SH          SOLE      None
277555        0    118090
Metris Companies In   COM      591598107        $5,659      220115 SH          SOLE      None
141080        0     79035
National Oilwell In   COM      637071101        $9,425      457300 SH          SOLE      None
332055        0    125245
Netiq Corporation     COM      64115P102        $8,740      247875 SH          SOLE      None
177390        0     70485
Plexus Corporation    COM      729132100       $10,175      383105 SH          SOLE      None
277610        0    105495
Quest Diagnostics     COM      74834L100        $9,454      131835 SH          SOLE      None
92920        0     38915
Rogers Communicatio   COM      775109200        $3,588      213550 SH          SOLE      None
131600        0     81950
Rowan Companies       COM      779382100       $12,686      654905 SH          SOLE      None
477695        0    177210
Shaw Group            COM      820280105        $9,084      386555 SH          SOLE      None
282505        0    104050
Southwest Airlines,   COM      844741108       $12,185      659379 SH          SOLE      None
498418        0    160961
Tech Data Corp.       COM      878237106       $16,244      375313 SH          SOLE      None
265438        0    109875
Teva Pharmaceutical   ADR      881624209       $11,773      191027 SH          SOLE      None
135172        0     55855
Zions Bancorporatio   COM      989701107       $12,205      232115 SH          SOLE      None
170570        0     61545
TOTAL PORTFOLIO                               $487,902    13748850 SHS
9916931        0   3831919
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